Shareholder Report, Holdings (Details)_24	Jun. 30, 2024
Initial Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Initial Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Initial Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Initial Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Initial Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Initial Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Initial Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Initial Class | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Service Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Service Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Service Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Service Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Service Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Service Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%